Summary of Remaining Contractual Maturity (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	$ 31,000	$ 25,000
Commitments to extend credit to private equity investments	418	326
Later than one month and not later than three months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds		2,000
Later than three months and not later than six months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	2,000	2,000
Later than six months and not later than nine months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	5,000	4,000
Later than nine months and not later than one year [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	1,000
Later than one year and not later than two years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	5,000	8,000
Later than two years and not later than five years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	$ 18,000	7,000
Later than five years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds		$ 2,000